Accounts and Other Receivables - Components of Accounts and Other Receivables (Details) - USD ($) $ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Receivables [Abstract]
Trade receivables	$ 296.7	$ 268.4
Income taxes receivable	25.4	84.7
Other receivables and advances	17.2	14.6
Provision for doubtful trade receivables	(6.1)	(4.4)	$ (2.9)	$ (1.3)
Total accounts and other receivables	$ 333.2	$ 363.3